Concentrations of Credit and Market Risk (Tables)	12 Months Ended
Dec. 31, 2012
Percentage of Revenues Earned from Customers

During the years ended December 31, 2012, 2011 and 2010, the percentage revenues earned from our customers was as follows:

	Years ended December 31,
	2012	2011	2010
Chevron	45.0%	100.0%	—
Total	32.9%	—	—
Petrobras	22.1%	—	—